UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08873

American Fidelity Dual Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

2000 N. Classen Oklahoma City, Oklahoma 73106
(Address of principal executive offices) (Zip code)

Stephen P. Garrett American Fidelity Assurance Company 2000 N. Classen Oklahoma City, Oklahoma 73106
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2007

Item 1.  Schedule of Investments

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
March 31, 2007

		Market Value
Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Apparel and Accessory Stores:
Abercrombie & Fitch Co.	3,200	$242,176	0.12%
American Eagle Outfitters, Inc.	8,500	254,915	0.13%
Kohl's Corporation*	26,153	2,003,581	1.02%
Nordstrom, Inc.	15,835	838,305	0.43%
		3,338,977	1.70%

Apparel & Other Finished Products:
Guess?, Inc*	6,000	242,940	0.12%
Polo Ralph Lauren Corporation	3,100	273,265	0.14%
		516,205	0.26%

Auto Dealers, Gas Stations:
Autozone, Inc.*	2,000	256,280	0.13%
		256,280	0.13%

Building Materials and Gardening Supplies:
Home Depot, Inc.	24,000	881,760	0.45%
Lowe's Companies, Inc.	27,865	877,469	0.45%
The Sherwin-Williams Company	3,600	237,744	0.12%
		1,996,973	1.02%

Business Services:
Alliance Data Systems Corporation*	3,530	217,518	0.11%
Amdocs Limited* **	5,965	217,603	0.11%
Arkamai Technologies, Inc.*	14,125	704,413	0.36%
Autodesk, Inc.*	7,800	293,280	0.15%
BMC Software, Inc. *	9,700	298,663	0.15%
Cadence Design Systems, Inc.*	15,200	320,112	0.17%
Cognizant Technology Solution Corporation*	9,665	853,130	0.44%
Computer Sciences Corporation *	6,100	317,993	0.16%
DST Systems, Inc.- B*	4,500	338,400	0.17%
Electronic Data Systems Corporation	11,700	323,856	0.16%
First Data Corporation	19,330	519,977	0.27%
Fiserv, Inc.*	6,000	318,360	0.16%
Google, Inc.*	1,480	678,077	0.34%
Manpower, Inc.	15,534	1,145,943	0.58%
Microsoft Corporation	116,229	3,239,302	1.65%
NCR Corporation*	7,100	339,167	0.17%
Omnicom Group Inc.	8,725	893,266	0.45%
Oracle Corporation*	139,445	2,528,138	1.29%
Sotheby's	6,400	284,672	0.14%
Western Union Company	21,730	476,974	0.24%
Yahoo! Inc.*	19,020	595,136	0.30%
		14,903,980	7.57%

Chemicals and Allied Products:
Abbott Laboratories	17,770	991,566	0.50%
Air Products & Chemicals, Inc.	2,100	155,316	0.08%
Amgen, Inc.*	7,400	413,512	0.21%
AstraZeneca PLC**	8,400	450,660	0.23%
Colgate Palmolive Company	34,671	2,315,676	1.18%
Dow Chemical Company	18,400	843,824	0.43%
E.I. du Pont de Nemours and Company	9,800	484,414	0.25%
Ecolab,Inc.	12,280	528,040	0.27%
Genentech, Inc.	5,870	482,044	0.25%
Gilead Sciences, Inc.*	23,482	1,796,373	0.91%
GlaxoSmithKline PLC**	8,500	469,710	0.24%
Lilly, Eli and Company	16,533	887,987	0.45%
Merck & Company, Inc.	30,480	1,346,302	0.68%
Novartis AG - ADR**	13,600	742,968	0.38%
Pfizer, Inc.	90,600	2,288,556	1.16%
PPG Industries, Inc.	2,300	161,713	0.08%
Praxair, Inc.	25,003	1,574,189	0.80%
Proctor & Gamble Company	15,110	954,348	0.49%
Rohm & Haas Company	3,100	160,332	0.08%
Sanofi-Aventis**	10,200	443,802	0.23%
Wyeth	18,192	910,146	0.46%
		18,401,478	9.36%

Communications:
American Movil S.A. de C.V.**	10,545	503,946	0.25%
American Tower Corporation*	12,815	499,144	0.25%
AT&T, Inc.	81,236	3,203,135	1.63%
Shaw Communications Inc.**	13,630	503,220	0.26%
		4,709,445	2.39%

Depository Institutions:
Bank of America Corporation	46,102	2,352,124	1.20%
Citigroup, Inc.	26,300	1,350,242	0.69%
Deutsche Bank AG**	4,700	632,338	0.32%
JPMorgan Chase & Co.	15,910	769,726	0.39%
Mellon Financial Corporation	20,680	892,135	0.45%
PNC Financial Services Group	8,600	618,942	0.31%
Wachovia Corporation	13,400	737,670	0.38%
Washington Mutual, Inc.	14,200	573,396	0.29%
Wells Fargo & Company	75,240	2,590,513	1.32%
		10,517,086	5.35%

Durable Goods, Wholesale:
BorgWarner, Inc.	4,200	316,764	0.16%
Johnson & Johnson	32,400	1,952,424	1.00%
Reliance Steel & Aluminum Co.	3,700	179,080	0.09%
		2,448,268	1.25%

Eating and Drinking Places:
Brinker International, Inc.	7,600	248,520	0.13%
McDonald's Corporation	63,237	2,848,827	1.45%
		3,097,347	1.58%

Electric, Gas, and Sanitary Service:
American Electric Power Company, Inc.	11,500	560,625	0.29%
AES Corporation*	40,510	871,775	0.45%
Consolidated Edison, Inc.	10,800	551,448	0.28%
Dominion Resources, Inc.	19,800	1,757,646	0.89%
FirstEnergy Corporation	8,400	556,416	0.28%
FPL Group, Inc.	9,000	550,530	0.28%
Keyspan Corporation	17,800	732,470	0.37%
Republic Services, Inc.	34,237	952,473	0.48%
Sempra Energy	8,800	536,888	0.27%
Waste Management, Inc.	23,238	799,620	0.41%
		7,869,891	4.00%

Electronic and Other Electric Equipment:
Amphenol Corporation	5,000	322,850	0.16%
Cisco Systems, Inc.*	119,670	3,055,175	1.55%
Emerson Electric Company	41,776	1,800,128	0.92%
General Electric Company	107,362	3,796,320	1.93%
Intel Corporation	54,990	1,051,959	0.54%
MEMC Electric Materials,Inc*	16,597	1,005,446	0.51%
Nokia Corporation**	14,300	327,756	0.17%
Nvidia Corporation*	27,487	791,076	0.40%
Qualcomm Incorporated	19,700	840,402	0.43%
Texas Instruments Incorporated	19,200	577,920	0.29%
		13,569,032	6.90%

Engineering, Accounting, Research, Mgmt & Relation Services:
Accenture Ltd. **	9,100	350,714	0.18%
		350,714	0.18%

Fabricated Metal Products:
Crane Company	8,000	323,360	0.16%
Illinois Tool Works, Inc.	38,303	1,976,435	1.01%
		2,299,795	1.17%

Food and Kindred Products:
Anheuser-Busch Companies, Inc.	8,700	439,002	0.22%
Coca-Cola Company, The	19,028	913,344	0.46%
Diageo plc **	6,140	497,033	0.26%
General Mills, Inc.	8,100	471,582	0.24%
Kellogg Company	8,500	437,155	0.22%
Molson Coors Brewing Company	12,910	1,221,544	0.62%
PepsiCo, Inc.	53,865	3,423,659	1.74%
		7,403,319	3.76%

Food Stores:
Starbucks*	18,840	590,822	0.30%
		590,822	0.30%

Forestry:
Weyerhaeuser Company	2,000	149,480	0.08%
		149,480	0.08%

Furniture and Fixtures:
Johnson Controls, Inc.	3,400	321,708	0.16%
		321,708	0.16%

General Merchandise:
Costco Wholesale Corporation	9,170	493,713	0.25%
J.C. Penney Co, Inc.	13,967	1,147,529	0.58%
Sears Holdings Corporation*	1,400	252,224	0.13%
Target Corporation	24,100	1,428,166	0.73%
		3,321,632	1.69%

Health Services:
Laboratory Corp of America Holdings*	6,100	443,043	0.23%
		443,043	0.23%

Holding and Other Investment Offices:
Alcon, Inc.**	10,190	1,343,246	0.68%
Mack-Cali Realty Corporation	5,000	238,150	0.12%
Simon Property Group, Inc.	2,200	244,750	0.13%
		1,826,146	0.93%

Home Furniture & Equipment:
Best Buy Company, Inc.	36,675	1,786,806	0.91%
GameStop Corporation*	37,270	1,213,884	0.62%
		3,000,690	1.53%

Hotels, Other Lodging Places:
MGM Mirage*	11,770	818,250	0.42%
Wyndham Worldwide Corporation*	7,700	262,955	0.13%
		1,081,205	0.55%

Industrial Machinery and Equipment:
3M Company	16,040	1,225,937	0.62%
Apple Computer, Inc.*	7,805	725,162	0.37%
Applied Materials, Inc.	74,077	1,357,091	0.69%
Cameron International Corporation*	15,735	988,000	0.50%
Cummins Engine, Inc.	2,300	332,856	0.17%
Eaton Corporation	3,800	317,528	0.16%
EMC Corporation*	34,390	476,302	0.24%
Hewlett-Packard Company	44,619	1,791,007	0.91%
International Business Machines Corporation	21,839	2,058,544	1.05%
Lam Research Corporation*	25,976	1,229,704	0.63%
National Oilwell Varco Inc*	7,565	588,481	0.30%
Parker-Hannifin Corporation	3,500	302,085	0.15%
Seagate Technology**	12,100	281,930	0.14%
Western Digital Corporation*	47,081	791,432	0.40%
		12,466,059	6.33%

Instruments and Related Products:
Allergan, Inc.	4,510	499,798	0.25%
Becton Dickinson & Company	17,303	1,330,427	0.68%
Danaher Corporation	13,350	953,858	0.49%
Garmin Ltd**	13,950	755,393	0.38%
Raytheon Company	19,705	1,033,724	0.53%
Rockwell Collins, Inc.	4,900	327,957	0.17%
Stryker Corporation	20,300	1,346,296	0.68%
Thermo Electron Corporation*	22,630	1,057,953	0.54%
Xerox Corporation*	19,000	320,910	0.16%
Zimmer Holdings, Inc.*	14,510	1,239,299	0.63%
		8,865,615	4.51%

Insurance Agents, Brokers & Service:
The Hartford Financial Services Group, Inc.	6,100	583,038	0.30%
		583,038	0.30%

Insurance Carriers:
Ace LTD.**	10,900	621,954	0.32%
Aetna, Inc.	32,945	1,442,661	0.74%
Aflac Incorporated	11,400	536,484	0.27%
Allstate Corporation	22,700	1,363,362	0.69%
AMBAC Financial Group, Inc.	6,700	578,813	0.29%
American International Group, Inc.	20,862	1,402,344	0.71%
Cigna Corporation	3,200	456,512	0.23%
Health Net, Inc.*	7,900	425,099	0.22%
Humana Inc.*	7,600	440,952	0.22%
ING Groep N.V.**	14,800	626,484	0.32%
Lincoln National Corporation	10,970	743,656	0.38%
Metlife Capital Trust, Inc.	9,400	593,610	0.30%
MGIC Investment Corporation	7,700	453,684	0.23%
PMI Group, Inc.	13,500	610,470	0.31%
Progressive Corporation	37,654	821,610	0.42%
Torchmark Corporation	9,200	603,428	0.31%
UnitedHealth Group Incorporated	41,003	2,171,929	1.10%
Wellpoint, Inc.*	16,600	1,346,260	0.68%
		15,239,312	7.74%

Leather and Leather Products:
Coach, Inc.*	25,280	1,265,264	0.64%
		1,265,264	0.64%

Lumber and Wood Products, Ex Furniture
Louisiana-Pacific Corporation	8,200	164,492	0.08%
		164,492	0.08%

Metal Mining:
BHP Billiton Ltd. ADR**	3,700	179,265	0.09%
Freeport-McMoran Copper & Gold Inc.	13,952	923,483	0.47%
		1,102,748	0.56%

Mining, Quarry Nonmetal Minerals:
Vulcan Materials Company	1,400	163,072	0.08%
		163,072	0.08%

Miscellaneous Manufacturing Industries:
Hasbro, Inc.	8,800	251,856	0.13%
Mattel, Inc.	9,000	248,130	0.12%
Siemens AG ADR's**	5,100	546,720	0.28%
Tyco International, Ltd.**	10,300	324,965	0.17%
		1,371,671	0.70%

Miscellaneous Retail:
CVS Corporation	26,720	912,221	0.46%
Dollar Tree Stores, Inc.*	7,000	267,680	0.14%
OfficeMax, Inc	4,900	258,426	0.13%
Walgreen Co.	19,498	894,763	0.46%
		2,333,090	1.19%
Motion Pictures
News Corporation	11,700	270,504	0.14%
		270,504	0.14%

Nondepository Institutions:
American Express Company	8,900	501,960	0.26%
CIT Group, Inc.	11,000	582,120	0.29%
		1,084,080	0.55%

Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	8,800	464,200	0.24%
Cardinal Health, Inc.	11,500	838,925	0.42%
McKesson Corporation	39,907	2,336,156	1.19%
Nike, Inc.-Class B	10,786	1,146,120	0.58%
		4,785,401	2.43%

Oil and Gas Extraction:
Eni S.p.A.**	8,200	531,606	0.27%
Halliburton Company	28,050	890,307	0.45%
Nabors Industries Ltd* **	16,300	483,621	0.25%
Occidental Petroleum Corporation	11,600	571,996	0.29%
Royal Dutch Shell PLC**	7,800	517,140	0.26%
Schlumberger Limited	7,825	540,707	0.27%
Statoil ASA**	20,700	560,556	0.29%
Total SA**	7,900	551,262	0.28%
Transocean Sedco Forex, Inc.*	5,985	488,975	0.25%
XTO Energy, Inc.	17,043	934,127	0.48%
		6,070,297	3.09%

Paper and Allied Products:
Kimberly-Clark Corporation	27,800	1,904,022	0.97%
Pactiv Corporation*	5,300	178,822	0.09%
		2,082,844	1.06%

Petroleum Refining and Related Industries:
Ashland, Inc.	2,600	170,560	0.09%
BASF AG**	1,600	179,872	0.09%
BP PLC-Spons ADR**	18,860	1,221,185	0.62%
Chevron Corporation	28,684	2,121,469	1.08%
ConocoPhillips	30,700	2,098,345	1.07%
Exxon Mobil Corporation	13,340	1,006,503	0.51%
Hess Corporation	10,400	576,888	0.29%
Marathon Oil Corporation	21,800	2,154,494	1.09%
Sunoco, Inc.	7,700	542,388	0.28%
Tesoro Corporation	5,700	572,451	0.29%
		10,644,155	5.41%

Primary Metal Industries:
Alcoa Inc.	4,800	162,720	0.08%
Nucor Corporation	14,120	919,636	0.47%
Precision Castparts Corporation	3,300	343,365	0.17%
Steel Dynamics, Inc.	4,400	190,080	0.10%
United States Steel Corporation	1,900	188,423	0.10%
		1,804,224	0.92%

Railroad Transportation:
Union Pacific Corporation	10,050	1,020,578	0.52%
		1,020,578	0.52%

Rubber & Miscellaneous Plastic Products	8,600	268,234	0.14%
The Goodyear Tire & Rubber Company*		268,234	0.14%

Security and Commodity Brokers:
Franklin Resources, Inc.	14,727	1,779,463	0.90%
Goldman Sachs Group, Inc.	6,590	1,361,692	0.69%
Lehman Brothers Holdings, Inc.	7,900	553,553	0.28%
Merrill Lynch & Co., Inc.	7,100	579,857	0.29%
Morgan Stanley Group, Inc.	37,360	2,942,474	1.50%
T. Rowe Price Group, Inc.	18,190	858,386	0.44%
The Bear Stearns Companies Inc.	3,900	586,365	0.30%
		8,661,790	4.40%

Stone, Clay, Glass, Concrete Products:
Cemex, S.A.* **	5,008	164,012	0.08%
		164,012	0.08%

Transportation Equipment:
Autoliv, Inc.**	5,400	308,394	0.16%
Boeing Company	19,202	1,707,250	0.87%
General Dynamics Corporation	4,100	313,240	0.16%
Harley-Davidson, Inc.	13,311	782,021	0.40%
Harsco Corporation	7,000	314,020	0.16%
Honda Motor Company LTD-Spons ADR**	19,000	662,530	0.34%
Lockheed Martin Corporation	12,272	1,190,629	0.60%
Northrop Grumman Corporation	4,500	333,990	0.17%
United Technologies Corporation	50,892	3,307,980	1.68%
		8,920,054	4.54%

Transportation By Air:
FedEx Corporation	7,815	839,565	0.43%
		839,565	0.43%

Water Transportation:
Overseas Shipholding Group, Inc.	4,900	306,740	0.16%
		306,740	0.16%

Total common stocks (cost $166,041,298)		192,890,355	98.09%

Short-Term Investments
AIM Money market funds (5.286% at	3,126,784	3,126,784	1.59%
March 31, 2007)
Total short-term investments		3,126,784	1.59%

Total investments (cost $169,168,082)		196,017,139	99.68%

Other assets and liabilities, net		619,753	0.32%

Total Net Assets		$196,636,892	100.00%

* Presently not producing dividend income
** Foreign Investments

See accompanying notes to financial statements.

Item 2.  Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the Fund’s principal executive officer, and Robert D. Brearton, the Fund’s principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits

Exhibit No.	Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By /s/ David R. Carpenter

David R. Carpenter

Principal Executive Officer

Date:  April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ David R. Carpenter

David R. Carpenter

Principal Executive Officer

Date:  April 26, 2007

/s/ Robert D. Brearton

Robert D. Brearton

Principal Financial Officer

Date:  April 25, 2007

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing

99.1	CEO Certification	Filed herewith electronically

99.2	CFO Certification	Filed herewith electronically